COMMITMENTS AND CONTINGENT LIABILITIES (Tables) (TAT Technologies Ltd [Member])	12 Months Ended
Dec. 31, 2012
TAT Technologies Ltd [Member]
Operating Leased Assets [Line Items]
Schedule of Operating Leases
Year	Amount
2013	$601
2014	610
2015	618
2016	627
2017	559

Total	$3,015